ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2026
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Changes in the number of shares issued in fiscal 2024, 2025 and 2026 are as follows:

	Number of shares
	2024	2025	2026
Beginning balance	1,234,849,342	1,214,961,054	1,162,962,244
Cancellation of treasury stock	(19,888,288)	(51,998,810)	(38,855,620)

Ending balance	1,214,961,054	1,162,962,244	1,124,106,624